RELATED PARTY TRANSACTIONS - Expensed Reimbursed to/from the Company and Fees Received/Paid by the Company (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses paid or accrued	$ 157	$ 147	$ 110
Revenue received or accrued	747	703	732
Paid or Accrued Expenses for Services Provided by AXA Affiliates
Related Party Transaction [Line Items]
Expenses paid or accrued	141	118	96
AXA IM AXA REIM and AXA Rosenberg
Related Party Transaction [Line Items]
Expenses paid or accrued	5	15	2
AXA Strategic Ventures Corporation
Related Party Transaction [Line Items]
Expenses paid or accrued	2	2
Guarantees and Credit Facility
Related Party Transaction [Line Items]
Expenses paid or accrued	9	12	12
Revenue Received or Accrued for Investment Management and Administrative Services Provided to EQAT VIP Trust and Other AXA Trusts
Related Party Transaction [Line Items]
Revenue received or accrued	720	674	707
AXA Affiliates
Related Party Transaction [Line Items]
Revenue received or accrued	$ 27	$ 29	$ 25